Reconciliation of Income Taxes to Expected Statutory Federal Corporate Income Tax Rates (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Statutory federal income tax					$ 9,733,376	$ 1,371,617
State tax, net of federal benefit					960,704	301,091
Non-deductible expenses					30,181	26,744
Income tax expense	$ 807,000	$ 5,825,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452